UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31
Date of reporting period: June 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND

FORM N-Q
JUNE 30, 2009

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited)	June 30, 2009

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS† — 100.2%
Education — 9.2%
$25,000,000	Chemung County, NY, Industrial Development Agency, Civic Facilities
	Revenue, Elmira College Project, LOC-JPMorgan Chase, 0.280%, 7/2/09 (a)	$25,000,000
5,045,000	Dutchess County, NY, IDA, Marist College, LOC-Bank of New York,
	0.250%, 7/2/09 (a)	5,045,000
3,810,000	Monroe County, NY, Industrial Development Agency, Civic Facility
	Revenue, Monroe Community College, LOC-JPMorgan Chase, 0.220%,
	7/2/09 (a)	3,810,000
	New York City, NY:
	Industrial Development Agency, Civic Facility Revenue:
3,100,000	New York Law School, LOC-Allied Irish Bank PLC, 0.400%, 7/2/09 (a)	3,100,000

10,675,000	Refunding & Improvements Touro College, LOC-JPMorgan Chase,
	0.250%, 7/1/09 (a)	10,675,000
	New York State Dormitory Authority Revenue:
	Cornell University:
10,885,000	SPA-HSBC Bank USA N.A., 0.180%, 7/2/09 (a)	10,885,000
	SPA-JPMorgan Chase:
1,200,000	0.180%, 7/1/09 (a)	1,200,000
195,000	0.180%, 7/2/09 (a)	195,000
4,900,000	Culinary Institute of America, LOC-TD Banknorth N.A., 0.230%, 7/2/09 (a)	4,900,000

6,600,000	Fordham University, LOC-Allied Irish Bank PLC, 0.190%, 7/1/09 (a)	6,600,000
	Non-State Supported Debt:
1,950,000	Culinary Institute of America, XLCA, LOC-TD Banknorth N.A.,
	0.230%, 7/2/09 (a)	1,950,000
5,340,000	D’ Youville College, LOC-Keybank N.A., 2.950%, 7/2/09 (a)	5,340,000
8,000,000	Fordham University, LOC-Allied Irish Bank PLC, 0.190%, 7/1/09 (a)	8,000,000

14,100,000	Rockefeller University, 0.100%, 7/2/09 (a)	14,100,000
35,000,000	University of Rochester, LOC-JPMorgan Chase, 0.230%, 7/1/09 (a)	35,000,000
4,000,000	Wagner College, LOC-TD Bank N.A., 0.150%, 7/1/09 (a)	4,000,000
4,565,000	Oxford University Press Inc., LOC-Landesbank Hessen-Thuringen,
	0.250%, 7/1/09 (a)	4,565,000
12,170,000	Rockefeller University, 0.100%, 7/2/09 (a)	12,170,000
	State Supported Debt:
11,500,000	City University of New York, LOC-TD Bank N.A., 0.140%, 7/2/09 (a)	11,500,000

5,285,000	Cornell University, SPA-HSBC Bank USA N.A., 0.180%, 7/2/09 (a)	5,285,000
16,300,000	University of Rochester, LOC-JPMorgan Chase, 0.180%, 7/1/09 (a)	16,300,000
6,000,000	Puerto Rico Industrial, Tourist Educational, Medical & Environmental
	Pollution Control Facilities Financing Authority, Ana G. Mendez
	University Systems Project, LOC-Banco Santander PR, 0.350%, 7/1/09 (a)	6,000,000
	Tompkins County, NY, Industrial Development Agency Revenue, Civic
	Facility, Cornell University, SPA-JPMorgan Chase:
100,000	0.180%, 7/1/09 (a)	100,000
4,600,000	0.280%, 7/1/09 (a)	4,600,000
10,000	0.180%, 7/2/09 (a)	10,000
	Total Education	200,330,000
Finance — 5.2%
	New York City, NY, TFA:
	Future Tax Secured:
8,900,000	C5, Toronto, Dominion Bank, 0.270%, 7/1/09 (a)	8,900,000
4,915,000	Revenue, SPA-Bank of Nova Scotia, 0.170%, 7/1/09 (a)	4,915,000

See Notes to Schedule of Investments.

1

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Finance — 5.2% (continued)
$6,000,000	SPA-Dexia Credit Local, 1.000%, 7/1/09 (a)	$6,000,000
6,900,000	Subordinated, SPA-Landesbank Hessen-Thuringen, 0.180%, 7/1/09 (a)	6,900,000

	New York City Recovery Project Revenue:
9,900,000	SPA-Landesbank Baden-Wurttemberg, 0.180%, 7/1/09 (a)	9,900,000
	Subordinated:
30,750,000	LIQ-Dexia Credit Local, 0.180%, 7/1/09 (a)	30,750,000
17,360,000	LIQ-JPMorgan Chase, 0.270%, 7/1/09 (a)	17,360,000
100,000	LIQ-Landesbank Hessen-Thuringen, 0.180%, 7/1/09 (a)	100,000
1,900,000	LIQ-Societe Generale, 0.250%, 7/1/09 (a)	1,900,000
300,000	SPA-Royal Bank of Canada, 0.180%, 7/1/09 (a)	300,000
9,305,000	Revenue, Subordinated, LIQ-Lloyds TSB Bank, 0.170%, 7/1/09 (a)	9,305,000
	New York State LGAC, LOC-Bank of Nova Scotia:
10,400,000	0.150%, 7/1/09 (a)	10,400,000
5,300,000	0.160%, 7/1/09 (a)	5,300,000
	Total Finance	112,030,000
General Obligations — 24.0%
58,000,000	Albany, NY, City School District, GO, BAN, 1.500% due 6/25/10	58,430,169
13,500,000	Clarkstown, NY, CSD, GO, TAN, 2.000% due 11/6/09	13,571,550
6,032,600	Clinton County, NY, GO, BAN, 2.500% due 7/17/09	6,034,705
	Commonwealth of Puerto Rico, GO:
2,800,000	FSA, SPA-Dexia Credit Local, 1.900%, 7/2/09 (a)	2,800,000
2,600,000	LOC-Wachovia Bank N.A., 0.070%, 7/2/09 (a)	2,600,000
	Public Improvements:
7,400,000	FSA, SPA-Dexia Bank, 0.770%, 7/2/09 (a)	7,400,000
40,200,000	FSA, SPA-Dexia Credit Local, 0.770%, 7/2/09 (a)	40,200,000
	Refunding, Public Improvements:
67,600,000	FSA, LOC-Wachovia Bank N.A., 0.220%, 7/1/09 (a)	67,600,000
13,200,000	FSA, SPA-Dexia Credit Local, 0.220%, 7/1/09 (a)	13,200,000
8,210,000	Huntington, NY, GO, BAN, 1.500% due 12/16/09	8,249,400
9,000,000	Lancaster, NY, CSD, GO, BAN, 2.000% due 7/1/10	9,124,830
11,000,000	Liverpool, NY, CSD, GO, RAN, 2.500% due 7/9/09	11,001,823
50,000,000	Nassau County, NY, GO, TAN, 2.500% due 9/30/09	50,203,000
	New York City, NY:
600,000	LOC-Bank of Nova Scotia, 0.200%, 7/1/09 (a)	600,000
	GO:
22,060,000	LOC-Allied Irish Bank PLC, 0.180%, 7/1/09 (a)	22,060,000
3,850,000	LOC-Dexia Credit Local, 0.300%, 7/1/09 (a)	3,850,000
	LOC-JPMorgan Chase:
400,000	0.180%, 7/1/09 (a)	400,000
11,200,000	0.200%, 7/1/09 (a)	11,200,000
	LOC-Morgan Guaranty Trust:
2,000,000	0.180%, 7/1/09 (a)	2,000,000
100,000	0.180%, 7/1/09 (a)	100,000
22,250,000	LOC-Royal Bank of Scotland, 0.300%, 7/2/09 (a)	22,250,000
12,550,000	LOC-U.S. Bank N.A., 0.200%, 7/1/09 (a)	12,550,000
6,500,000	SPA-Landesbank Hessen-Thuringen, 0.180%, 7/1/09 (a)	6,500,000
33,775,000	SPA-Wachovia Bank N.A., 0.270%, 7/1/09 (a)	33,775,000
	Subordinated:
	LOC-Bank of America:
3,900,000	0.270%, 7/1/09 (a)	3,900,000
13,000,000	0.360%, 7/1/09 (a)	13,000,000
	LOC-Bank of New York:
3,100,000	0.200%, 7/1/09 (a)	3,100,000
5,800,000	0.210%, 7/1/09 (a)	5,800,000

See Notes to Schedule of Investments.

2

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

General Obligations — 24.0% (continued)
$200,000	LOC-Dexia Credit Local, 0.600%, 7/1/09 (a)	$200,000
300,000	LOC-JPMorgan Chase, 0.180%, 7/1/09 (a)	300,000
200,000	LOC-KBC Bank N.V., 0.280%, 7/1/09 (a)	200,000
8,000,000	NATL, SPA-Wachovia Bank N.A., 0.270%, 7/1/09 (a)	8,000,000
1,700,000	GO, Subordinated, FSA, SPA-Dexia Credit Local, 0.180%, 7/1/09 (a)	1,700,000
5,500,000	TFA, Future Tax Secured, SPA-JPMorgan Chase, 0.300%, 7/1/09 (a)	5,500,000
4,300,000	NATL, SPA-Bank of Nova Scotia, 0.270%, 7/1/09 (a)	4,300,000
	New York, NY, GO:
7,600,000	FSA, 0.350%, 7/1/09 (a)	7,600,000
300,000	LOC-Landesbank Baden-Wurttemberg, 1.150%, 7/1/09 (a)	300,000
7,000,000	Subordinated, 0.180%, 7/1/09 (a)	7,000,000
8,880,000	Orange County, NY, GO, BAN, 2.250% due 7/10/09	8,880,536
	Puerto Rico Commonwealth, GO:
30,750,000	FSA, SPA-Dexia Bank, 0.770%, 7/2/09 (a)	30,750,000
1,000,000	LOC-Wachovia Bank N.A., 0.070%, 7/2/09 (a)	1,000,000
200,000	Public Improvement, FSA, SPA-Dexia Credit Local, 0.770%, 7/2/09 (a)	200,000
7,275,000	Tarrytown, NY, GO, BAN, 1.750% due 5/27/10	7,344,194
8,021,900	Victor, NY, CSD, GO, BAN, 2.500% due 7/15/09	8,024,257
	Total General Obligations	522,799,464
Health Care — 3.9%
	Albany, NY, Industrial Development Agency, Civic Facility Revenue:
5,180,000	Albany Medical Center Hospital Project, LOC-Bank of America N.A.,
	0.320%, 7/2/09 (a)	5,180,000
1,840,000	Albany Medical Center Hospital, LOC-Bank of America N.A., 0.320%,
	7/2/09 (a)	1,840,000
2,810,000	Albany Medical Center Project, LOC-Bank of America N.A., 0.320%,
	7/2/09 (a)	2,810,000
6,500,000	Nassau Health Care Corp., NY, Revenue, LOC-TD Bank N.A., 0.150%,
	7/1/09 (a)	6,500,000
7,700,000	New York City, NY, Health & Hospital Corp. Revenue, HHC Capital Corp.,
	LOC-TD Bank N.A., 0.130%, 7/1/09 (a)	7,700,000
	New York State Dormitory Authority Revenue:
31,900,000	Mental Health Services, Subordinated, FSA, SPA-Dexia Credit Local,
	0.750%, 7/2/09 (a)	31,900,000
2,470,000	Non-State Supported Debt, Catholic Health System, LOC-HSBC Bank
	USA N.A., 0.220%, 7/2/09 (a)	2,470,000
6,715,000	Oneida County, NY, Industrial Development Agency, Civic Facility Revenue,
	Saint Elizabeth Medical Center Facility, LOC-HSBC Bank, 0.220%,
	7/2/09 (a)	6,715,000
8,200,000	Riverhead, NY, IDA Revenue, Central Suffolk Hospital Project B, LOC-
	HSBC Bank, 0.220%, 7/2/09 (a)	8,200,000
11,200,000	Tompkins County, NY, Industrial Development Agency Revenue, Civic
	Facility, Ithacare Center Co., LOC-Bank of America N.A., 0.330%, 7/2/09 (a)	11,200,000
	Total Health Care	84,515,000
Housing: Multi-Family — 18.4%
	New York City, NY, HDC:
	MFH Revenue:
10,850,000	0.450% due 10/1/09 (b)	10,850,000
4,700,000	3463 Third Avenue Realty LLC, LOC-Citibank N.A., 0.340%,
	7/1/09 (a)(c)	4,700,000
5,935,000	BX Parkview Associates LLC, LOC-Citibank N.A., 0.380%, 7/1/09 (a)(c)	5,935,000

10,000,000	LIQ-Dexia Credit Local, 0.700%, 7/1/09 (a)(c)	10,000,000
2,815,000	Marseilles LLC, LOC-Citibank N.A., 0.200%, 7/1/09 (a)	2,815,000

See Notes to Schedule of Investments.

3

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Housing: Multi-Family — 18.4% (continued)
$3,490,000	Mtg-33 West Tremont Avenue, LOC-HSBC Bank USA N.A.,
	0.250%, 7/1/09 (a)(c)	$3,490,000
65,400,000	Mortgage Revenue, Queens Family Courthouse Apartment, LOC-
	Citibank N.A., 0.380%, 7/1/09 (a)(c)	65,400,000
	Multi-Family Mortgage Revenue:
5,000,000	20 Exchange Place, LOC-Landesbank Hessen-Thuringen, 0.300%,
	7/1/09 (a)	5,000,000
1,000,000	201 Pearl Street Development, FNMA, 0.180%, 7/1/09 (a)	1,000,000
17,300,000	Boricua Village Apartments, LOC-Citibank N.A., 0.380%, 7/1/09 (a)(c)	17,300,000

10,000,000	Las Casas Development, LOC-Bank of America N.A., 0.400%,
	7/1/09 (a)(c)	10,000,000
12,100,000	Markham Gardens Apartments, LOC-Citibank N.A., 0.420%, 7/1/09 (a)(c)	12,100,000

3,820,000	Sons Italy Apartments, LOC-Wachovia Bank N.A., 0.250%, 7/2/09 (a)	3,820,000

7,100,000	Target V Apartments, LOC-Citibank N.A., 0.340%, 7/1/09 (a)(c)	7,100,000
8,750,000	The Dorado Apartments, LOC-Citibank N.A., 0.400%, 7/1/09 (a)(c)	8,750,000
5,000,000	Multi-Family Revenue, 941 Hoe Avenue Apartments, LOC-Key Bank
	N.A., 0.250%, 7/1/09 (a)(c)	5,000,000
	New York State HFA:
4,000,000	10 Liberty, FHLMC, LIQ-FHLMC, 0.180%, 7/1/09 (a)	4,000,000
2,300,000	20 River Terrace Housing, LIQ-FNMA, 0.180%, 7/1/09 (a)	2,300,000
	Revenue:
10,400,000	360 West 43, FNMA, LIQ-FNMA, 0.280%, 7/1/09 (a)(c)	10,400,000
21,300,000	Victory Housing, LIQ-FHLMC, 0.280%, 7/1/09 (a)(c)	21,300,000
	New York State Housing Finance Agency:
	Revenue:
11,400,000	350 West 43rd Street Housing, LOC-Landesbank Hessen-Thuringen,
	0.370%, 7/1/09 (a)(c)	11,400,000
4,550,000	350 West 43rd Street, LOC-Landesbank Hessen-Thuringen, 0.370%,
	7/1/09 (a)(c)	4,550,000
2,400,000	455 West 37th Street, LOC-Landsbank Hessen-Thuringen, 0.370%,
	7/1/09 (a)(c)	2,400,000
10,500,000	600 West 42nd Street, LOC-Bank of New York, 0.250%, 7/1/09 (a)(c)	10,500,000

4,000,000	Clinton Green North LLC, LIQ-FHLMC, 0.280%, 7/1/09 (a)(c)	4,000,000
27,500,000	Taconic - West 17th Street, FNMA, LIQ-FNMA, 0.200%, 7/1/09 (a)	27,500,000
16,900,000	Related-Caroline Apartments, LIQ-FHLMC, 0.400%, 7/1/09 (a)(c)	16,900,000
4,500,000	Middletown Overlook Preservation LP, FNMA, LIQ-FNMA,
	0.280%, 7/1/09 (a)(c)	4,500,000
14,900,000	Ocean Park Apartments Housing, LIQ-FNMA, 0.400%, 7/1/09 (a)(c)	14,900,000
22,500,000	Prospect Plaza Apartments, LOC-Citibank N.A., 0.380%, 7/1/09 (a)(c)	22,500,000

4,925,000	Remeeder Houses, LOC-Citibank N.A., 0.400%, 7/1/09 (a)(c)	4,925,000
9,500,000	Riverdale Avenue Apartments, LOC-Bank of America N.A.,
	0.240%, 7/1/09 (a)	9,500,000
13,975,000	Tribeca Green Housing LLC, LOC-Landesbank Hessen-Thuringen,
	0.250%, 7/1/09 (a)	13,975,000
13,300,000	Service Contract Revenue, LOC-BNP Paribas, 0.250%, 7/1/09 (a)	13,300,000
	New York, NY, HDC:
21,300,000	Mortgage Revenue, The Crest, LOC-Landesbank Hessen-Thuringen,
	0.350%, 7/1/09 (a)	21,300,000
6,035,000	Multi Family Revenue, Aldus St. Apartments, LOC-Keybank N.A.,
	0.250%, 7/1/09 (a)(c)	6,035,000

See Notes to Schedule of Investments.

4

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Housing: Multi-Family — 18.4% (continued)
$2,100,000	Washington State, HFC, MFH Revenue, Wandering Creek Project, FHLMC,
	LIQ-FHLMC, 0.400%, 7/1/09 (a)(c)	$2,100,000
	Total Housing: Multi-Family	401,545,000
Housing: Single Family — 7.0%
	New York State Housing Finance Agency:
	Revenue:
61,300,000	188 Ludlow Street Housing, LOC-Landesbank Hessen-Thuringen,
	0.280%, 7/1/09 (a)(c)	61,300,000
32,700,000	505 West 37th St., LOC-Landesbank Hessen-Thuringen, 0.450%,
	7/1/09 (a)(c)	32,700,000
9,400,000	Baisley Park Gardens, LOC-Citibank N.A., 0.300%, 7/1/09 (a)	9,400,000
7,900,000	Victory Housing, Credit Enhanced by FNMA, 0.280%, 7/1/09 (a)(c)	7,900,000
	Service Contract Revenue, Refunding:
7,300,000	LOC-Landesbank Hessen-Thuringen, 0.350%, 7/1/09 (a)	7,300,000
19,900,000	LOC-State Street Bank & Trust Co., 0.250%, 7/1/09 (a)	19,900,000
	New York State Mortgage Agency Revenue, Homeowner Mortgage, SPA-
	Dexia Credit Local:
5,000,000	0.250%, 7/1/09 (a)(c)	5,000,000
3,000,000	0.700%, 7/1/09 (a)(c)	3,000,000
6,490,000	Ramapo, NY, Housing Authority Revenue, Spring Valley Homes
	Redevelopment Project LLC, LIQ-FNMA, 0.270%, 7/2/09 (a)(c)	6,490,000
	Total Housing: Single Family	152,990,000
Industrial Revenue — 8.7%
4,000,000	Albany, NY, Industrial Development Agency, Civic Facility Revenue, Living
	Residential Corporation Project, LOC-HSBC Bank USA N.A., 0.220%,
	7/2/09 (a)	4,000,000
5,585,000	Delaware County, NY, Industrial Development Agency, Civic Facility
	Revenue, Delaware Valley Hospital Project, LOC-HSBC Bank USA N.A.,
	0.220%, 7/2/09 (a)	5,585,000
1,970,000	Lancaster, NY, IDA, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank
	USA N.A., 0.500%, 7/2/09 (a)(c)	1,970,000
2,925,000	Liberty, NY, Development Corp. Revenue, 377 Greenwich LLC, LOC-Wells
	Fargo Bank N.A., 0.170%, 7/2/09 (a)	2,925,000
7,950,000	Monroe County, NY, IDA Revenue, Margaret Woodbury Strong, LOC-
	JPMorgan Chase, 0.250%, 7/2/09 (a)	7,950,000
20,700,000	Nassau County, NY, IDA Civic Facility Revenue, Cold Spring Harbour
	Laboratory, SPA-JPMorgan Chase, 0.150%, 7/1/09 (a)	20,700,000
	New York City, NY:
	IDA:
66,400,000	1 Bryant Park LLC, LOC-Bank of America N.A., Citibank N.A.,
	GIC-Bayerische Landesbank, 0.280%, 7/1/09 (a)	66,400,000
1,455,000	IDR, PS Bibbs Inc., LOC-JPMorgan Chase, 0.550%, 7/2/09 (a)(c)	1,455,000
7,100,000	Revenue, Children’s Oncology Society, LOC-Bank of New York,
	0.250%, 7/1/09 (a)	7,100,000
	Industrial Development Agency, Civic Facility Revenue:
6,815,000	Auditory/Oral School Project, LOC-Wachovia Bank N.A., 0.280%,
	7/2/09 (a)	6,815,000
6,000,000	Grace Church School Project, LOC-Wachovia Bank, 0.280%, 7/2/09 (a)	6,000,000

6,425,000	New York Congregational Nursing, LOC-HSBC Bank USA,
	0.220%, 7/2/09 (a)	6,425,000
4,440,000	Refunding and Improvement, 07 All Stars Project, LOC-JPMorgan
	Chase, 0.400%, 7/2/09 (a)	4,440,000
	New York State Urban Development Corp.:
8,500,000	Revenue, SVC Contract, SPA-JPMorgan Chase, 0.400%, 7/2/09 (a)	8,500,000
10,100,000	SVC Contract, LOC-TD Banknorth N.A., 0.170%, 7/2/09 (a)	10,100,000

See Notes to Schedule of Investments.

5

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Face
Amount	Security	Value

Industrial Revenue — 8.7% (continued)
$3,800,000	Oneida County, NY, Industrial Development Agency, Civic Facility Revenue,
	Mohawk Valley, St. Lukes, LOC-Bank of America N.A., 0.320%, 7/2/09 (a)	$3,800,000

6,855,000	Onondaga County, NY, Industrial Development Agency, Civic Facility
	Revenue, Syracuse Home Association Project, LOC-HSBC Bank USA
	N.A., 0.220%, 7/2/09 (a)	6,855,000
630,000	Ontario County, NY, IDA, IDR, Dixit Enterprises, LOC-HSBC Bank USA
	N.A., 0.450%, 7/2/09 (a)(c)(d)	630,000
3,000,000	Riverhead, NY, IDA, Civic Facility Revenue, Central Suffolk Hospital
	Project, LOC-HSBC Bank USA N.A., 0.220%, 7/2/09 (a)	3,000,000
2,110,000	Suffolk County, NY, IDA, IDR, Third Project Wolf Family, LOC-HSBC
	Bank USA N.A., 0.450%, 7/2/09 (a)(c)	2,110,000
8,280,000	Trust for Cultural Resources, NYC Revenue, WNYC Radio Inc., LOC-
	Wachovia Bank, 0.170%, 7/2/09 (a)	8,280,000
4,170,000	Westchester County, NY, IDA, Boys & Girls Club Project, LOC-Bank of
	New York, 0.250%, 7/1/09 (a)(d)	4,170,000
	Total Industrial Revenue	189,210,000
Life Care Systems — 0.7%
15,375,000	New York State Dormitory Authority Revenue, Catholic Health System
	Obligation, LOC-HSBC Bank USA, 0.220%, 7/2/09 (a)	15,375,000
Miscellaneous — 0.7%
16,000,000	State of New York, LOC-Dexia Credit Local, 1.100%, 7/7/09 (a)	16,000,000
Pollution Control — 0.6%
13,500,000	New York State Energy Research & Development Authority, PCR, New York
	State Electric & Gas Corp., LOC-Wells Fargo Bank N.A., 0.200%, 7/1/09 (a)	13,500,000
Pre-Refunded — 3.1%
	Nassau County, NY, Tobacco Settlement Corp.:
2,255,000	6.250% due 7/15/09 (e)	2,281,572
6,245,000	6.300% due 7/15/09 (e)	6,318,707
40,000,000	Asset Backed, 6.600% due 7/15/09 (e)	40,473,172
17,000,000	TSASC Inc., NY, 6.250% due 7/15/09 (e)	17,198,912
	Total Pre-Refunded	66,272,363
Public Facilities — 3.0%
	New York City, NY, Trust for Cultural Resources Revenue:
6,500,000	American Museum of Natural History, SPA-Bank of America N.A.,
	0.280%, 7/1/09 (a)	6,500,000
3,000,000	American Museum, SPA-Wachovia Bank N.A., 0.170%, 7/2/09 (a)	3,000,000
10,850,000	Asia Society, LOC-JPMorgan Chase, 0.240%, 7/2/09 (a)	10,850,000
	Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.:
33,375,000	0.270%, 7/1/09 (a)	33,375,000
8,800,000	0.280%, 7/1/09 (a)	8,800,000
1,928,000	New York State Dormitory Authority Revenue, Metropolitan Museum of Art,
	0.170%, 7/1/09 (a)	1,928,000
	Total Public Facilities	64,453,000
Tax Allocation — 0.7%
	Commonwealth of Puerto Rico:
5,600,000	GO, FSA, SPA-Dexia Credit Local, 1.900%, 7/2/09 (a)	5,600,000
10,000,000	TRAN, LOC-Bank of Nova Scotia, 3.000% due 7/30/09	10,010,656
400,000	New York, NY, LOC-JPMorgan Chase, 0.200%, 7/1/09 (a)	400,000
	Total Tax Allocation	16,010,656

See Notes to Schedule of Investments.

6

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited)(continued)	June 30, 2009

Face Amount	Security	Value

Transportation — 9.2%
$4,855,000	Albany County, NY, Airport Authority Revenue, Refunding, LOC-Bank of
	America N.A., 0.490%, 7/2/09 (a)(c)	$4,855,000
	MTA, NY:
	Revenue:
14,300,000	Dedicated Tax, FSA, SPA-Dexia Credit Local, 0.750%, 7/2/09 (a)	14,300,000
200,000	LOC-BNP Paribas, 0.270%, 7/1/09 (a)	200,000
100,000	Refunding, FSA, 0.900%, 7/2/09 (a)	100,000
13,900,000	Subordinated, LOC-Fortis Bank NY, 0.400%, 7/2/09 (a)	13,900,000
45,000,000	TECP, LOC-ABN AMRO Bank N.V., 0.350% due 7/2/09	45,000,000
8,000,000	Transportation, LOC-BNP Paribas, 0.180%, 7/1/09 (a)	8,000,000
2,900,000	Transportation, LOC-Landesbank Hessen-Thuringen, 0.320%, 7/1/09 (a)	2,900,000

	TECP:
4,000,000	LOC ABN AMRO Bank N.V. 0.550% due 7/1/09	4,000,000
12,500,000	LOC ABN AMRO Bank N.V. 0.600% due 7/7/09	12,500,000
	Triborough Bridge & Tunnel Authority, NY, Revenue:
15,000,000	2.000% due 1/20/10 (b)	15,112,103
	Refunding:
32,555,000	Gem Subordinated, SPA-Bank of America, 0.250%, 7/2/09 (a)	32,555,000
12,665,000	MTA Bridges Tunnels, FSA, SPA-JPMorgan Chase, 0.650%, 7/1/09 (a)	12,665,000

29,100,000	SPA-ABN AMRO Bank N.V., 0.170%, 7/2/09 (a)	29,100,000
2,600,000	Subordinated, SPA-Dexia Credit Local, 0.700%, 7/2/09 (a)	2,600,000
3,115,000	SPA-Dexia Credit Local, 0.470%, 7/1/09 (a)	3,115,000
	Total Transportation	200,902,103
Utilities — 0.6%
	Long Island, NY, Power Authority:
	Electric System Revenue:
	FSA, SPA-Dexia Credit Local:
4,300,000	1.000%, 7/1/09 (a)	4,300,000
300,000	1.250%, 7/1/09 (a)	300,000
2,900,000	1.250%, 7/6/09 (a)	2,900,000
3,640,000	General, FSA, 1.000%, 7/1/09 (a)	3,640,000
1,300,000	Subordinated, LOC-State Street Bank & Trust Co., 0.180%, 7/1/09 (a)	1,300,000
	Total Utilities	12,440,000
Water & Sewer — 5.2%
240,000	Buffalo, NY, Municipal Water Finance Authority, Water Systems Revenue,
	LOC-JPMorgan Chase, 0.160%, 7/1/09 (a)	240,000
	New York City, NY:
	MFA Water & Sewer System Revenue:
	Second General Resolution:
5,000,000	Fiscal 2008, SPA-Fortis Bank SA, 0.200%, 7/1/09 (a)	5,000,000
2,455,000	SPA-Bank of Nova Scotia, 0.280%, 7/1/09 (a)	2,455,000
500,000	SPA-Dexia Credit Local, 0.600%, 7/1/09 (a)	500,000
4,800,000	SPA-Fortis Bank S.A., 0.270%, 7/1/09 (a)	4,800,000
18,500,000	Municipal Water Authority, TECP, 0.550% due 8/11/09	18,500,000
	Municipal Water Finance Authority:
6,000,000	SPA-Dexia Credit Local, 0.800%, 7/2/09 (a)	6,000,000
	Water & Sewer System Revenue:
1,650,000	Second Generation Resolution, SPA-Bank of Nova Scotia,
	0.260%, 7/1/09 (a)	1,650,000
	SPA-Bank of America N.A.:
15,400,000	0.270%, 7/1/09 (a)	15,400,000

See Notes to Schedule of Investments.

7

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited)(continued)	June 30, 2009

Face Amount	Security	Value

Water & Sewer — 5.2% (continued)
$11,100,000	0.280%, 7/1/09 (a)	$11,100,000
6,800,000	SPA-Landesbank Hessen-Thuringen, 0.300%, 7/1/09 (a)	6,800,000
14,020,000	SPA-Lloyds TSB Bank PLC, 0.180%, 7/1/09 (a)	14,020,000
18,775,000	New York, NY, TECP, 0.400% due 9/2/09	18,775,000
7,400,000	Suffolk County, NY, Water Authority, BAN, SPA-Bank of Nova Scotia,
	0.150%, 7/1/09 (a)	7,400,000
	Total Water & Sewer	112,640,000
	TOTAL INVESTMENTS — 100.2% (Cost — $2,181,012,586#)	2,181,012,586
	Liabilities in Excess of Other Assets — (0.2)%	(3,526,179)
	TOTAL NET ASSETS — 100.0%	$2,177,486,407

†	Under Statement of Financial Accounting Standard, No. 157, all securities are deemed Level 2. Please refer to Note 1 of the Schedule of Investments.

(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BAN -	Bond Anticipation Notes

CSD -	Central School District

FHLMC -	Federal Home Loan Mortgage Corporation

FNMA -	Federal National Mortgage Association

FSA -	Financial Security Assurance - Insured Bonds

GIC -	Guaranteed Investment Contract

GO -	General Obligation

HDC -	Housing Development Corporation

HFA -	Housing Finance Authority

HFC -	Housing Finance Commission

IDA -	Industrial Development Authority

IDR -	Industrial Development Revenue

LGAC -	Local Government Assistance Corporation

LIQ -	Liquidity Facility

LOC -	Letter of Credit

MFA -	Municipal Finance Authority

MFH -	Multi-Family Housing

MTA -	Metropolitan Transportation Authority

NATL -	National Public Finance Guarantee Corporation - Insured Bonds

PCR -	Pollution Control Revenue

RAN -	Revenue Anticipation Notes

SPA -	Standby Bond Purchase Agreement - Insured Bonds

TAN -	Tax Anticipation Notes

TECP -	Tax Exempt Commercial Paper

TFA -	Transitional Finance Authority

TRAN -	Tax and Revenue Anticipation Notes

XLCA -	XL Capital Assurance Inc. - Insured Bonds

See Notes to Schedule of Investments.

8

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2009

Ratings Table*

S&P/Moody’s/Fitch**

A-1	63.0%

VMIG1	23.9

NR	4.9

AAA/Aaa	3.8

SP-1	2.8

MIG1	0.7

AA/Aa	0.5

A	0.4

100.0%

*As a percentage of total investments.

** S&P primary rating; Moody’s secondary, then Fitch.

See pages 10 and 11 for definitions of ratings.

See Notes to Schedule of Investments.

9

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

10

Bond Ratings (unaudited) continued

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

11

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset New York Municipal Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	June 30, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Short-Term Investments†	$2,181,012,586	—	$2,181,012,586	—

† See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(c) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The Fund may not invest in derivative instruments.

12

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2009

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:	August 26, 2009